RISK MANAGEMENT - Liquidity risk exposure (Details) - Liquidity risk - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RISK MANAGEMENT
Net cash outflows into 30 days	$ 13,752,496	$ 18,227,019
Liquid assets	$ 50,680,823	$ 48,059,179
Liquidity coverage ratio	368.52%	263.67%